Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Receivable and Prepaid Expenses [Abstract]
Indirect taxes	$ 118	$ 58
Grant receivables	740	46
Prepaid expenses and advances to suppliers	460	708
Related party (see note 12a5)	2	585
Tax balance to receive from customers	862	461
Project deferred costs	372
Others	131	102
Other accounts receivable and prepaid expenses	$ 2,685	$ 1,960